BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Futuros del Sur S.A.
Business Combinations
Summary of Acquisition for Class of Assets Acquired and Liabilities Assumed

Fair Value
Cash and banks deposits	2,618
Other financial assets	651
Other assests	54
Miscellaneous obligations	(125)
Net identifiable assets acquired	3,198

Consideration of the acquisition:
- Amount paid net of expenses	6,964
Net cash flow used - investment activities	6,964

Goodwill by business combination	3,766